REMOVAL OF LODRANE PRODUCTS FROM THE US MARKET (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
Total Revenues	$ 667,682	$ 509,938	$ 1,880,754	$ 1,774,047	$ 2,424,118	$ 4,265,963
Lodrane Products [Member]
Total Revenues						$ 4,200,000
Sales Revenue, Goods, Net, Percentage						97.00%